Condensed financial statements of the parent company only - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-interest income
Banking	$ 45,010	$ 43,772	$ 39,342
Foreign exchange revenue	32,895	32,222	30,606
Other non-interest income	4,912	4,035	3,476
Total non-interest income	168,686	157,825	147,473
Interest income
Interest and fees on loans	218,495	187,020	188,000
Deposits with banks	24,830	17,178	9,759
Total interest income	367,588	305,629	274,929
Interest expense
Deposits	17,617	10,931	11,831
Long-term debt	6,949	4,954	4,500
Securities sold under repurchase agreements	33	0	118
Total interest expense	24,599	15,885	16,449
Net interest income before provision for credit losses	342,989	289,744	258,480
Provision for credit gains (losses)	6,991	5,837	(4,399)
Net interest income after provision for credit losses	349,980	295,581	254,081
Net trading gains (losses)	(329)	511	715
Net realized gains (losses) on available-for-sale investments	1,100	4,186	1,546
Net gains (losses) on other real estate owned	(322)	(2,383)	(440)
Net other gains (losses)	(1,304)	(1,045)	(807)
Total other gains (losses)	(855)	1,269	1,014
Total net revenue	517,811	454,675	402,568
Non-interest expense
Salaries and other employee benefits	159,778	145,138	140,246
Technology and communications	60,280	53,999	57,441
Professional and outside services	26,034	27,181	18,851
Property	21,825	19,878	21,043
Indirect taxes	19,485	18,050	16,352
Marketing	6,116	5,739	4,513
Non-service employee benefits expense	5,570	8,090	(279)
Amortization of intangible assets	5,091	4,210	4,514
Restructuring costs	0	1,772	6,266
Other expenses	17,164	16,279	16,952
Total non-interest expense	321,343	300,336	285,899
Net income	195,184	153,252	115,942
Other comprehensive income (loss), net of taxes	(19,475)	15,628	(54,183)
Total comprehensive income	175,709	168,880	61,759
Bank of N.T. Butterfield & Son Ltd
Non-interest income
Banking	23,506	22,836	21,984
Foreign exchange revenue	11,727	11,623	11,174
Other non-interest income	6,330	4,570	3,516
Total non-interest income	120,658	105,089	83,274
Interest income
Interest and fees on loans	133,124	118,092	123,370
Investments	73,698	61,928	44,745
Deposits with banks	12,932	10,661	6,293
Total interest income	219,754	190,681	174,408
Interest expense
Deposits	6,709	5,011	6,882
Long-term debt	6,949	4,955	4,500
Securities sold under repurchase agreements	33	0	118
Total interest expense	13,691	9,966	11,500
Net interest income before provision for credit losses	206,063	180,715	162,908
Provision for credit gains (losses)	6,823	4,618	(7,263)
Net interest income after provision for credit losses	212,886	185,333	155,645
Net trading gains (losses)	(329)	511	330
Net realized gains (losses) on available-for-sale investments	758	4,241	1,222
Net gains (losses) on other real estate owned	(323)	(2,416)	(287)
Net other gains (losses)	0	258	(325)
Total other gains (losses)	106	2,594	940
Total net revenue	333,650	293,016	239,859
Non-interest expense
Salaries and other employee benefits	75,949	72,440	68,712
Technology and communications	36,466	33,051	34,033
Professional and outside services	22,696	20,685	9,379
Property	6,693	6,438	5,983
Indirect taxes	14,669	12,900	10,562
Marketing	3,034	3,384	2,138
Non-service employee benefits expense	6,427	7,854	1,058
Amortization of intangible assets	169	169	113
Restructuring costs	0	0	117
Other expenses	4,230	4,351	5,373
Total non-interest expense	170,333	161,272	137,468
Net income before equity in undistributed earnings of subsidiaries	163,317	131,744	102,391
Equity in undistributed earnings of subsidiaries	31,867	21,508	13,551
Net income	195,184	153,252	115,942
Other comprehensive income (loss), net of taxes	(19,475)	15,628	(54,183)
Total comprehensive income	175,709	168,880	61,759
Bank of N.T. Butterfield & Son Ltd | Banks
Non-interest income
Dividends from subsidiaries	60,000	50,000	40,000
Bank of N.T. Butterfield & Son Ltd | Customers
Non-interest income
Dividends from subsidiaries	$ 19,095	$ 16,060	$ 6,600